Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net deferred tax asset

As of December 31, 2013 and 2012, deferred tax assets consisted of the following:

	December 31, 2013	December 31, 2012
	$	$

Current Deferred Tax Assets:

Operating loss carry-forwards	137,029	106,847
Less: valuation allowance	(137,029)	(106,847)

Net Deferred Tax Asset	-	-